Accounting policies and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	December 31, 2023		December 31, 2024		December 31, 2025
€1 EQUALS TO	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE
USD	1.0813	1.1050	1.0824	1.0389	1.1300	1.1750

Disclosure of depreciation periods
Depreciation periods are as follows:

Buildings and improvements on buildings	20	to	40 years
Installations	5	to	20 years
Technical installations and equipment			8 years
Equipment and office furniture			5 years
Computers and IT equipment			3 years